Securities - Breakdown of the carrying amount of securities by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Accounting balance	R$ 33,406,040	R$ 19,515,659	R$ 9,887,701
Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	11,137,938	5,291,154	450,087
Amortized cost
Disclosure of financial assets [line items]
Accounting balance	21,402,736	13,991,753	8,732,607
Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	865,365	232,752
Securities [Member]
Disclosure of financial assets [line items]
Accounting balance	12,757,687	5,812,622	1,155,094
Securities [Member] | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	474,509	196,927	450,705
Securities [Member] | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	203,379	161,356	64,144
Securities [Member] | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	1,283,915	1,524,002	293,820
Securities [Member] | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	2,308,798	436,656	329,316
Securities [Member] | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	8,487,086	3,493,681	17,119
Securities [Member] | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	11,137,938	5,291,154	428,387
Securities [Member] | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	841,333	315,470	260,344
Securities [Member] | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	778,417	205,238	466,363
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	6,201,734	2,674,491	312,288
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	70,669
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	129,144	36,186	52,140
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	781,179	1,277,359	189,967
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	1,400,473	145,314	70,191
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	3,820,269	1,215,632
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	65,729		629
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	22,752		629
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	18,127
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	14,782
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	10,068
Debentures | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	440,093	98,303
Debentures | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	2,591	5
Debentures | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	78,600	6,365
Debentures | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	172,128	61,162
Debentures | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	186,774	30,771
Debentures | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	185,115	297,881	260,344
Debentures | Amortized cost | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	35,186	30,458	11,740
Debentures | Amortized cost | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	124,940	193,533	88,195
Debentures | Amortized cost | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	24,989	73,890	160,409
Debentures | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	273,716	19,703	5,667
Debentures | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	16,690		6,372
Debentures | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	103	256
Debentures | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	42,542	1,306
Debentures | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	127,525	2,963
Debentures | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	86,856	15,178
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	307,667	197,703	116,099
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		38,893	264
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	49,524	3,721
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	50,293	132,333	98,716
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	207,850	22,756	17,119
Certificates of real estate receivables | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	11,353
Certificates of real estate receivables | Amortized cost | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	11,353
Certificates of real estate receivables | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	41,579	3,061	3,839
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	7,694		3,839
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	2,311	983
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	13,683	778
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	7,310	1,300
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	10,581
Investment fund quotas | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	13,719	268,055
Investment fund quotas | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	13,719	10,615
Investment fund quotas | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		42,114
Investment fund quotas | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		21,502
Investment fund quotas | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		193,824
Investment fund quotas | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	298,991	182,209	449,638
Investment fund quotas | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	298,992	182,209	433,980
Investment fund quotas | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance			15,658
Financial Letters | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	56,439	109,173
Financial Letters | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	13,089
Financial Letters | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	14,686	16,937
Financial Letters | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	28,664	92,236
Financial Letters | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	11,676	18,348
Financial Letters | Amortized cost | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	11,669	7,207
Financial Letters | Amortized cost | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		11,141
Financial Letters | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	40,384
Financial Letters | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	1,146
Financial Letters | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	31,224
Financial Letters | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	3,248
Financial Letters | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	4,766
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance		8,289
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		3,273
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		3,143
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance		1,319
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		554
Certificate of Agribusiness Receivables | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	10,648	265	781
Certificate of Agribusiness Receivables | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance			781
Certificate of Agribusiness Receivables | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		83
Certificate of Agribusiness Receivables | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		182
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	3,675,236	1,919,303
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		0
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	150,298	474
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	3,524,938	1,918,829
National Treasury Bonds (NTN) | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	605,120
National Treasury Bonds (NTN) | Amortized cost | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	605,120
National Treasury Bonds (NTN) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	403
National Financial Treasury Letters (LTN) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	412,963
National Financial Treasury Letters (LTN) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	403
National Financial Treasury Letters (LTN) | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	403
Letters National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	412,963
Letters National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	101,491
Letters National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	311,472
Real Estate Credit Letters (LCI) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance		3,656
Real Estate Credit Letters (LCI) | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance		2,646
Real Estate Credit Letters (LCI) | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		382
Real Estate Credit Letters (LCI) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		628
Real Estate Credit Letters (LCI) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	7,322		140
Real Estate Credit Letters (LCI) | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	6,772		140
Real Estate Credit Letters (LCI) | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	353
Real Estate Credit Letters (LCI) | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	197
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance		10,609
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance		1,456
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		1,585
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		3,550
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance		577
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		3,441
Bank Deposits Certificates | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	25,092		5,076
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	265		4,371
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	7,860
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	14,260
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	1,507
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	1,200
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance		1,573
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance		1
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		14
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		893
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance		387
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		R$ 278
Agribusiness Credit Letters (LCA) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	14,552		593
Agribusiness Credit Letters (LCA) | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	14,552		R$ 593
Commercial Promissory Note | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	30,087
Commercial Promissory Note | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	30,087
Rural Product Bill | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	28,075
Rural Product Bill | Amortized cost | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	13,016
Rural Product Bill | Amortized cost | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	15,059
Shares in publicly listed companies | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	0
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	10,648
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	R$ 10,648